14. Contingent Purchase Consideration (Annual) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Contigent Purchase Consideration
	September 30, 2022	December 31, 2021
Opening balance	$12,859,399	$—
Contingent purchase consideration measured on the acquisition of USB	—	24,716,957
Changes in fair value	1,397,833	(11,857,558)
Closing balance	$14,257,232	$12,859,399

December 31, 2021
Opening balance as of January 1,	$—
Contingent purchase consideration measured on the acquisition of USB	24,716,957
Settled by the issuance of common shares	—
Repayment in cash	—
Changes in fair value	(11,857,558)
Closing balance as of December 31,	$12,859,399